Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Derivative Financial Instruments Text Block Abstract
Schedule of derivative financial instrument contracts
Instrument	Notional amount in thousands		Fair Value		Average Strike Ps./US$	Maturity date
Forwards US Dollar / Mexican Peso	US$	41,750	Ps.	15,329	20.31	Weekly, through August 2023
Total Liabilities			Ps.	15,329

Instrument	Notional amount in thousands		Fair Value		Average Strike Ps./US$	Maturity date
Forwards US Dollar / Mexican Peso	US$	134,050	Ps.	28,193	20.66	Weekly, through October 2022
Total Assets			Ps.	28,193

Instrument	Notional amount in thousands		Fair Value		Contract date	Maturity date	Rate received	Rate paid
Liabilities:
Interest rate swap	Ps.	353,333	Ps.	32,842	11/15/2018	12/15/2023	TIIE 28 days (1)	8.33%

					Average Strike Ps./US$	Maturity date
Forwards US Dollar / Mexican Peso	US$	140,325	Ps.	287,452	22.36	Weekly, through October 2021

Total Liabilities			Ps.	320,294

Non-current liability			Ps.	25,179

Total current liability			Ps.	295,115

(1)	As of January 3, 2021, the 28-day TIIE rate was 4.49%